UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2

Read instructions at end of Form before preparing Form.

1.    Name and address of issuer:
        American Enterprise Variable Annuity Account
        200 AXP Financial Center
        Minneapolis, MN 55474


2. The name of each series or class of securities for which this Form is filed (if the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series of classes):
        [X]

3.    Investment Company Act File Number:
        811-7195

      Securities Act File Number:
        333-20217,
        333-72777,
        333-73958,
        333-74865,
        333-82149,
        333-85567,
        333-92297,
        33-54471

(ISSUER PREVIOUSLY PAID FEES PURSUANT TO RULE 24F-2 FOR ALL REGISTERED CONTRACTS OFFERED BY ISSUER BY MEANS OF A FORM 24F-2 (FILE NO. 33-54471) FILED ON
MARCH 3, 2006 IN RELIANCE ON THE SEC STAFF'S POSITION IN "DEAR REGISTRANT"
(PUB. AVAIL. NOV. 7, 1996.)

4(a). Last day of fiscal year for which this Form is filed:
        December 30, 2005

4(b). Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year).
      (See Instruction A.2)
        [ ]
        Note: If the Form is being filed late, interest must be paid on the registration fee due.

4(c). Check box if this is the last time the issuer will be filing this Form:
        [ ]

5.    Calculation of registration fee:

    (i) Aggregate sale price of securities sold during the fiscal year pursuant to section 24(f):
                                                               $1,581,674,456.55

    (ii)  Aggregate price of securities redeemed or repurchased during the fiscal year:
                                                                 $717,207,701.03

    (iii) Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier that October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:
                                                                           $0.00

    (iv)  Total available redemption credits
          [add Items 5(ii) and 5(iii)]:
                                                                 $717,207,701.03

    (v)   Net sales - if Item 5(i) is greater than Item 5(iv)
          [subtract Item 5(iv) from Item 5(i)]:
                                                                 $864,466,755.52

    (vi) Redemption credits available for use in future years if item 5(i) is less than Item5(iv) [subtract Item 5(iv) from Item 5(i)]:
                                                                         - $0.00

    (vii) Multiplier for determining registration fee
          (see Instruction C.9):
                                                                        0.000107

    (viii)Registration fee due [multiply Item 5(v) by Item 5(vii)]
          (enter "0" if no fee is due):
                                                                      $92,497.94

6.    Prepaid Shares

          If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securites (number of shares or other units) deducted here:__. If there is a number of shares or other units that were registered pursuant to the rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here:
          __.

7.    Interest Due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):
                                                                           $0.00

8.    Total of the amount of the registration fee due plus any
      interest due [line 5(viii) plus line 7]:
                                                                      $92,497.94

9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

        February 21, 2006

        Method of Delivery:
          [X] Wire Transfer
          [ ] Mail or other means

SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*

     /s/  David K. Stewart
     ---------------------
          David K. Stewart
          Vice President and Controller

Date

* Please print the name and the title of the signing officer below the signature.